Income Taxes	12 Months Ended
Mar. 31, 2021
Income taxes paid (refund) [abstract]
Income Taxes	Income Taxes
Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Current tax expense	¥238,856	¥131,952	¥208,513
Deferred tax benefit	(343,900)	(141,888)	(136,108)
Total	¥(105,044)	¥(9,936)	¥72,405
Current tax expense includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expense by 4,667 million JPY, 12,236 million JPY and 11,315 million JPY for the years ended March 31, 2020, 2021 and 2022, respectively.
Deferred tax benefit includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased deferred tax expense by 62,015 million JPY, 57,200 million JPY and 11,914 million JPY for the years ended March 31, 2020, 2021 and 2022, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes is 30.6% for the years ended March 31, 2020, 2021 and 2022.
The following is a reconciliation from income tax expense (benefit) at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2020	2021	2022
Profit (loss) before tax	¥(60,754)	¥366,235	¥302,571
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	(18,579)	111,995	92,526
Non-deductible expenses for tax purposes (1)	26,074	25,371	7,359
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(126,071)	(137,032)	(8,831)
Tax credits (3)	(35,100)	(25,673)	(32,948)
Differences in applicable tax rates of overseas subsidiaries (4)	71,526	(258)	24,496
Changes in tax effects of undistributed profit of overseas subsidiaries	5,456	5,694	(20,359)
Effect of changes in applicable tax rates and tax law (5)	(94,969)	(5,073)	(39,661)
Tax contingencies (6)	17,124	(13,164)	58,540
Non-deductible impairment of goodwill	5,529	—	—
Changes in fair value of contingent consideration	(1,201)	746	(1,288)
Effect of prior year items	(3,520)	(10,689)	(4,762)
Entity reorganizations/Divestments (7)	55,747	36,117	2,041
Other	(7,060)	2,030	(4,708)
Income tax expense (benefit) reported for the year	¥(105,044)	¥(9,936)	¥72,405
(1) Amounts for the years ended March 31, 2020, 2021 and 2022 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Amount for the year ended March 31, 2021 also includes non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2020, 2021 and 2022 primarily driven by capital tax losses related to restructuring of subsidiaries. Both amounts for the years ended March 31, 2020 and 2021 also include deferred tax benefit from the reversal of write down of deferred tax assets associated with carried forward net operating losses and Swiss tax basis step-up. The amount for the year ended March 31, 2022 includes deferred tax expense from the write down of deferred tax assets associated with carried forward net operating losses.
(3) Amount for the year ended March 31, 2020 includes (10,389) million JPY impact from enhanced R&D and Orphan Drug Credit claims in the US related to prior fiscal years.
(4) Amounts for the years ended March 31, 2020, 2021 and 2022 include unitary and minimum taxes on overseas subsidiaries.
(5) Amount for the year ended March 31, 2020 primarily relates to the deferred tax benefit from Swiss Tax Reform enactment. Amount for the year ended March 31,
2022 includes 39,106 million JPY deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US.
(6) Tax benefit amount for the year ended March 31, 2021 primarily relates to the tax benefits driven by favorable audit settlements. Tax expense amount for the year ended March 31, 2022 includes 65,942 million JPY impact from the AbbVie break fee case. See Note 32 “Commitments and Contingent Liabilities” for additional details on the break fee case.
(7) 55,747 million JPY impact for the year ended March 31, 2020 primarily relates to deferred tax expense arising from the change in tax jurisdictions as a result of re-alignment of intangible assets with business operations and tax costs incurred in legal entity reorganizations. 36,117 million JPY impact for the year ended March 31, 2021 primarily relates to the basis difference of divested assets, between accounting which includes goodwill and tax.
As a result of the Federal Act on Tax Reform and AHV Financing (“TRAF”, also known as the “Swiss Tax Reform”) approved by public referendum nationally on May 19, 2019 and in the canton of Zurich on September 1, 2019, Takeda recognized a net asset tax basis step-up related to the estimated value of one of the Takeda’s Swiss subsidiary’s assets that is amortizable as a tax deduction to partially offset future taxable earnings generated by the subsidiary over tax years 2020 through 2029. The net asset tax basis step-up resulted in a deferred tax benefit of 102,499 million JPY for the year ended March 31, 2020. In addition to the recognition of the deferred tax asset related to the net asset tax basis step-up, Takeda also recorded a net deferred tax expense of 7,888 million JPY relating to the remeasurement of other Swiss deferred tax assets and liabilities for the change in the Federal and cantonal tax rates. As a result of Swiss Tax Reform enactment, Takeda recognized a net tax benefit of 94,611 million JPY during the year ended March 31, 2020 (in Effect of changes in applicable tax rates and tax law).

For the year ended March 31, 2021, Takeda recorded a deferred tax benefit of 4,369 million JPY for the additional net asset tax basis step-up recognized in the Swiss subsidiary as a result of the finalization of the Swiss subsidiary's statutory financial statements (in Effect of changes in applicable tax rates and tax law).
The decrease in Takeda’s income tax benefit between the years ended March 31, 2020 and 2021 was primarily due to tax provision on higher pretax earnings in the fiscal year ended March 31, 2021, the recognition of a non-cash deferred tax benefit of 94,611 million JPY as a result of the enactment of Swiss Tax Reform in the fiscal year ended March 31, 2020, and the tax impacts of divestitures in entity reorganizations/divestments. These unfavorable changes were partially offset by favorable mix of statutory earnings in differences in applicable tax rates of overseas subsidiaries, tax benefits from the recognition of previously unrecognized deferred tax assets, and favorable tax audit settlements in the fiscal year ended March 31, 2021 in tax contingencies.
The increase in Takeda’s income tax expense between the years ended March 31, 2021 and 2022 was primarily due to a current year tax charge for
AbbVie break fee case, lower tax benefits from legal entity reorganizations compared to prior year, write down of deferred tax assets associated with carried forward net operating losses in Japan, partially offset by the lower tax charges from divestments compared to prior year, reduction of deferred tax liability on undistributed profits as well as a decrease in blended state tax rates in the US.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2021	2022
Deferred tax assets	¥353,769	¥362,539
Deferred tax liabilities	(542,852)	(451,511)
Net deferred tax liabilities	¥(189,083)	¥(88,972)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2020	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2021
Research and development expenses	¥33,175	¥1,837	¥—	¥449	¥35,461
Inventories	42,557	35,228	—	12,944	90,729
Property, plant and equipment	(82,527)	5,612	—	(3,429)	(80,344)
Intangible assets	(699,850)	113,219	—	24,681	(561,950)
Financial assets measured at FVTOCI	(19,417)	506	(17,498)	12,643	(23,766)
Accrued expenses and provisions	135,920	8,822	—	(5,503)	139,239
Defined benefit plans	23,084	(6,322)	2,719	(211)	19,270
Deferred income	14,713	6,191	—	66	20,970
Unused tax losses	124,891	2,690	25,066	(1,696)	150,951
Tax credits	82,124	(18,504)	—	(1,231)	62,389
Investments in subsidiaries and associates	(62,859)	(6,027)	—	(265)	(69,151)
Other	6,144	(1,364)	24,004	(1,665)	27,119
Total	¥(402,045)	¥141,888	¥34,291	¥36,783	¥(189,083)

	JPY (millions)
	As of April 1, 2021	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2022
Research and development expenses	¥35,461	¥(4,250)	¥—	¥1,988	¥33,199
Inventories	90,729	(6,375)	—	10,176	94,530
Property, plant and equipment	(80,344)	9,721	—	848	(69,775)
Intangible assets	(561,950)	131,465	—	(66,995)	(497,480)
Financial assets measured at FVTOCI	(23,766)	—	2,669	14,338	(6,759)
Accrued expenses and provisions	139,239	12,931	—	3,160	155,330
Defined benefit plans	19,270	(468)	(6,107)	761	13,456
Deferred income	20,970	(4,256)	—	(5,489)	11,225
Unused tax losses	150,951	(35,160)	—	3,662	119,453
Tax credits	62,389	(28,573)	—	5,096	38,912
Investments in subsidiaries and associates	(69,151)	37,941	—	—	(31,210)
Other	27,119	23,132	(2,368)	2,264	50,147
Total	¥(189,083)	¥136,108	¥(5,806)	¥(30,191)	¥(88,972)
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2021 and March 31, 2022 was (730) million JPY and (1,460) million JPY, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda determined that it is probable that the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2021	2022
Unused tax losses	¥1,533,050	¥1,729,843
Deductible temporary differences	241,203	240,860
Unused tax credits	9,660	10,042
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2021	2022
1st year	¥23	¥131
2nd year	18	23,670
3rd year	19,136	1,280
4th year	482	425,654
5th year	387,574	35,089
After 5th year	1,066,134	1,184,092
Indefinite	59,683	59,927
Total	¥1,533,050	¥1,729,843

	JPY (millions) As of March 31
Unused tax credits	2021	2022
Less than 5 years	¥1,370	¥950
5 years or more	8,290	9,092
Indefinite	—	—
Total	¥9,660	¥10,042
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were 948,723 million JPY and 1,184,478 million JPY as of March 31, 2021 and 2022, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were 212,322 million JPY and 290,208 million JPY as of March 31, 2021 and 2022, respectively.